SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

NOTE 11: SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

        CNH Capital America and New Holland Credit, which are 100%-owned subsidiaries of CNH Capital LLC (the "Guarantor Entities"), guarantee certain indebtedness of CNH Capital LLC. As the guarantees are full, unconditional, and joint and several and as the Guarantor Entities are 100%-owned by CNH Capital LLC, the Company has included the following condensed consolidating financial information as of September 30, 2013 and December 31, 2012 and for the three and nine months ended September 30, 2013 and 2012. The condensed consolidating financial information reflects investments in consolidated subsidiaries under the equity method of accounting.

	Condensed Statements of Comprehensive Income for the Three Months Ended September 30, 2013
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$3,050	$62,444	$—	$65,494
Interest and other income from affiliates	17,809	60,385	86,753	(62,794)	102,153
Rental income on operating leases	—	20,152	14,691	—	34,843
Servicing fee income	—	22,329	34	(22,222)	141
Other income	—	12,461	3,095	—	15,556

Total revenues	17,809	118,377	167,017	(85,016)	218,187

EXPENSES
Interest expense:
Interest expense to third parties	24,280	346	33,899	—	58,525
Interest expense to affiliates	—	58,261	11,005	(62,794)	6,472

Total interest expense	24,280	58,607	44,904	(62,794)	64,997

Administrative and operating expenses:
Fees charged by affiliates	—	11,436	24,868	(22,222)	14,082
Provision for credit losses, net	—	1,042	849	—	1,891
Depreciation of equipment on operating leases	—	16,116	12,437	—	28,553
Other expenses	1	6,857	951	—	7,809

Total operating expenses	1	35,451	39,105	(22,222)	52,335

Total expenses	24,281	94,058	84,009	(85,016)	117,332

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(6,472)	24,319	83,008	—	100,855
Income tax (benefit) provision	(2,514)	10,149	27,892	—	35,527
Equity in income of consolidated subsidiaries accounted for under the equity method	68,913	54,743	—	(123,656)	—

NET INCOME	64,955	68,913	55,116	(123,656)	65,328
Net income attributed to noncontrolling interest	—	—	(373)	—	(373)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$64,955	$68,913	$54,743	$(123,656)	$64,955

COMPREHENSIVE INCOME	$77,274	$81,233	$65,559	$(146,419)	$77,647
Comprehensive income attributed to noncontrolling interest	—	—	(373)	—	(373)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$77,274	$81,233	$65,186	$(146,419)	$77,274

	Condensed Statements of Comprehensive Income for the Nine Months Ended September 30, 2013
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$8,186	$181,095	$—	$189,281
Interest and other income from affiliates	47,376	153,032	263,971	(163,993)	300,386
Rental income on operating leases	—	58,541	43,474	—	102,015
Servicing fee income	—	63,982	71	(63,640)	413
Other income	—	36,293	7,796	—	44,089

Total revenues	47,376	320,034	496,407	(227,633)	636,184

EXPENSES
Interest expense:
Interest expense to third parties	66,555	1,947	102,041	—	170,543
Interest expense to affiliates	—	150,385	30,469	(163,993)	16,861

Total interest expense	66,555	152,332	132,510	(163,993)	187,404

Administrative and operating expenses:
Fees charged by affiliates	—	36,350	71,780	(63,640)	44,490
(Benefit) provision for credit losses, net	—	(10,495)	5,026	—	(5,469)
Depreciation of equipment on operating leases	—	47,138	36,792	—	83,930
Other expenses (income)	1	25,914	(1,031)	—	24,884

Total operating expenses	1	98,907	112,567	(63,640)	147,835

Total expenses	66,556	251,239	245,077	(227,633)	335,239

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(19,180)	68,795	251,330	—	300,945
Income tax (benefit) provision	(7,494)	27,314	82,925	—	102,745
Equity in income of consolidated subsidiaries accounted for under the equity method	208,738	167,257	—	(375,995)	—

NET INCOME	197,052	208,738	168,405	(375,995)	198,200
Net income attributed to noncontrolling interest	—	—	(1,148)	—	(1,148)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$197,052	$208,738	$167,257	$(375,995)	$197,052

COMPREHENSIVE INCOME	$176,734	$188,420	$151,827	$(339,099)	$177,882
Comprehensive income attributed to noncontrolling interest	—	—	(1,148)	—	(1,148)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$176,734	$188,420	$150,679	$(339,099)	$176,734

	Condensed Balance Sheets as of September 30, 2013
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$139,853	$91,514	$—	$231,367
Restricted cash	—	100	599,754	—	599,854
Receivables, less allowance for credit losses	—	1,536,050	11,118,079	—	12,654,129
Retained interests in securitized receivables	—	5,140	2,433	(4,804)	2,769
Affiliated accounts and notes receivable	1,769,273	1,893,002	1,418,634	(5,066,938)	13,971
Equipment on operating leases, net	—	551,135	334,403	—	885,538
Equipment held for sale	—	23,326	5,567	—	28,893
Investments in consolidated subsidiaries accounted for under the equity method	1,652,235	1,890,902	—	(3,543,137)	—
Goodwill and intangible assets, net	—	85,632	34,970	—	120,602
Other assets	20,596	(21,144)	67,849	—	67,301

TOTAL	$3,442,104	$6,103,996	$13,673,203	$(8,614,879)	$14,604,424

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Short-term debt, including current maturities of long-term debt	$—	$68,040	$4,105,569	$—	$4,173,609
Accounts payable and other accrued liabilities	37,970	1,888,522	1,074,533	(2,499,450)	501,575
Affiliated debt	—	2,424,578	920,403	(2,572,292)	772,689
Long-term debt	2,000,000	70,621	5,623,680	—	7,694,301

Total liabilities	2,037,970	4,451,761	11,724,185	(5,071,742)	13,142,174
Stockholder's equity	1,404,134	1,652,235	1,949,018	(3,543,137)	1,462,250

TOTAL	$3,442,104	$6,103,996	$13,673,203	$(8,614,879)	$14,604,424

	Condensed Statements of Cash Flows for the Nine Months Ended September 30, 2013
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$(400,000)	$275,179	$141,158	$427,122	$443,459

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(12,005,414)	(12,267,832)	9,574,684	(14,698,562)
Collections of receivables	—	11,614,411	10,667,838	(9,574,225)	12,708,024
Decrease in restricted cash	—	—	122,905	—	122,905
Purchase of equipment on operating leases, net	—	(167,675)	(54,725)	—	(222,400)
Other investing activities	—	(250)	(27)	—	(277)

Net cash (used in) from investing activities	—	(558,928)	(1,531,841)	459	(2,090,310)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	—	277,908	61,512	(427,581)	(88,161)
Net increase (decrease) in indebtedness	600,000	(111,307)	891,773	—	1,380,466
Dividends paid to CNH America LLC	(200,000)	—	—	—	(200,000)

Net cash from (used in) financing activities	400,000	166,601	953,285	(427,581)	1,092,305

DECREASE IN CASH AND CASH EQUIVALENTS	—	(117,148)	(437,398)	—	(554,546)
CASH AND CASH EQUIVALENTS:
Beginning of period	—	257,001	528,912	—	785,913

End of period	$—	$139,853	$91,514	$—	$231,367

	Condensed Statements of Comprehensive Income for the Three Months Ended September 30, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$2,650	$59,066	$—	$61,716
Interest and other income from affiliates	—	46,382	88,636	(37,097)	97,921
Rental income on operating leases	—	20,314	13,360	—	33,674
Servicing fee income	—	21,185	29	(21,007)	207
Other income	—	8,823	8,718	—	17,541

Total revenues	—	99,354	169,809	(58,104)	211,059

EXPENSES
Interest expense:
Interest expense to third parties	10,860	1,294	39,948	—	52,102
Interest expense to affiliates	83	37,314	9,112	(37,097)	9,412

Total interest expense	10,943	38,608	49,060	(37,097)	61,514

Administrative and operating expenses:
Fees charged by affiliates	—	12,239	23,680	(21,007)	14,912
Provision for credit losses, net	—	3,735	8,345	—	12,080
Depreciation of equipment on operating leases	—	15,963	11,058	—	27,021
Other expenses	—	6,521	1,637	—	8,158

Total operating expenses	—	38,458	44,720	(21,007)	62,171

Total expenses	10,943	77,066	93,780	(58,104)	123,685

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(10,943)	22,288	76,029	—	87,374
Income tax (benefit) provision	(4,287)	9,152	25,558	—	30,423
Equity in income of consolidated subsidiaries accounted for under the equity method	63,133	49,997	—	(113,130)	—

NET INCOME	56,477	63,133	50,471	(113,130)	56,951
Net income attributed to noncontrolling interest	—	—	(474)	—	(474)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$56,477	$63,133	$49,997	$(113,130)	$56,477

COMPREHENSIVE INCOME	$83,025	$89,681	$72,498	$(161,705)	$83,499
Comprehensive income attributed to noncontrolling interest	—	—	(474)	—	(474)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$83,025	$89,681	$72,024	$(161,705)	$83,025

	Condensed Statements of Comprehensive Income for the Nine Months Ended September 30, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$9,402	$169,170	$—	$178,572
Interest and other income from affiliates	—	130,291	263,369	(102,689)	290,971
Rental income on operating leases	—	62,402	37,264	—	99,666
Servicing fee income	—	60,198	125	(59,522)	801
Other income	—	22,590	28,287	—	50,877

Total revenues	—	284,883	498,215	(162,211)	620,887

EXPENSES
Interest expense:
Interest expense to third parties	31,468	4,705	127,120	—	163,293
Interest expense to affiliates	228	102,682	26,890	(102,689)	27,111

Total interest expense	31,696	107,387	154,010	(102,689)	190,404

Administrative and operating expenses:
Fees charged by affiliates	—	38,515	68,202	(59,522)	47,195
(Benefit) provision for credit losses, net	—	(10,294)	26,112	—	15,818
Depreciation of equipment on operating leases	—	49,636	30,779	—	80,415
Other expenses	—	21,688	4,497	—	26,185

Total operating expenses	—	99,545	129,590	(59,522)	169,613

Total expenses	31,696	206,932	283,600	(162,211)	360,017

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(31,696)	77,951	214,615	—	260,870
Income tax (benefit) provision	(12,420)	30,913	73,291	—	91,784
Equity in income of consolidated subsidiaries accounted for under the equity method	187,136	140,098	—	(327,234)	—

NET INCOME	167,860	187,136	141,324	(327,234)	169,086
Net income attributed to noncontrolling interest	—	—	(1,226)	—	(1,226)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$167,860	$187,136	$140,098	$(327,234)	$167,860

COMPREHENSIVE INCOME	$194,769	$214,045	$163,693	$(376,512)	$195,995
Comprehensive income attributed to noncontrolling interest	—	—	(1,226)	—	(1,226)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$194,769	$214,045	$162,467	$(376,512)	$194,769

	Condensed Balance Sheets as of December 31, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$257,001	$528,912	$—	$785,913
Restricted cash	—	100	727,086	—	727,186
Receivables, less allowance for credit losses	—	1,136,838	9,595,438	—	10,732,276
Retained interests in securitized receivables	—	5,368	8,248	(4,345)	9,271
Affiliated accounts and notes receivable	1,357,013	1,970,680	1,380,472	(4,612,786)	95,379
Equipment on operating leases, net	—	430,599	323,772	—	754,371
Equipment held for sale	—	39,455	7,195	—	46,650
Investments in consolidated subsidiaries accounted for under the equity method	1,462,859	1,740,138	—	(3,202,997)	—
Goodwill and intangible assets	—	86,095	36,130	—	122,225
Other assets	21,765	(14,998)	66,491	—	73,258

TOTAL	$2,841,637	$5,651,276	$12,673,744	$(7,820,128)	$13,346,529

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Short-term debt, including current maturities of long-term debt	$—	$110,557	$4,119,680	$—	$4,230,237
Accounts payable and other accrued liabilities	15,194	1,791,778	1,112,745	(2,472,419)	447,298
Affiliated debt	—	2,146,670	862,074	(2,144,712)	864,032
Long-term debt	1,400,000	139,412	4,782,139	—	6,321,551

Total liabilities	1,415,194	4,188,417	10,876,638	(4,617,131)	11,863,118
Stockholder's equity	1,426,443	1,462,859	1,797,106	(3,202,997)	1,483,411

TOTAL	$2,841,637	$5,651,276	$12,673,744	$(7,820,128)	$13,346,529

	Condensed Statements of Cash Flows for the Nine Months Ended September 30, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$(278)	$(580,853)	$1,034,918	$56,739	$510,526

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(11,104,286)	(12,802,889)	10,043,100	(13,864,075)
Collections of receivables	—	11,251,988	11,028,995	(10,043,062)	12,237,921
Decrease in restricted cash	—	—	97,290	—	97,290
Purchase of equipment on operating leases, net	—	(101,483)	(61,724)	—	(163,207)
Other investing activities	—	(151)	—	—	(151)

Net cash from (used in) investing activities	—	46,068	(1,738,328)	38	(1,692,222)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	278	448,164	(66,894)	(56,777)	324,771
Net (decrease) increase in indebtedness	—	(48,664)	604,418	—	555,754

Net cash from (used in) financing activities	278	399,500	537,524	(56,777)	880,525

DECREASE IN CASH AND CASH EQUIVALENTS	—	(135,285)	(165,886)	—	(301,171)
CASH AND CASH EQUIVALENTS:
Beginning of period	—	306,208	287,885	—	594,093

End of period	$—	$170,923	$121,999	$—	$292,922

NOTE 14: SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

        CNH Capital America and New Holland Credit, which are 100%-owned subsidiaries of CNH Capital LLC (the "Guarantor Entities"), guarantee certain indebtedness of CNH Capital LLC. As the guarantees are full, unconditional, and joint and several and as the Guarantor Entities are 100%-owned by CNH Capital LLC, the Company has included the following condensed consolidating financial information as of December 31, 2012 and 2011 and for the three years ended December 31, 2012. The condensed consolidating financial information reflects investments in consolidated subsidiaries under the equity method of accounting.

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$10,658	$229,999	$—	$240,657
Interest and other income from affiliates	7,437	178,848	354,010	(147,832)	392,463
Servicing fee income	—	82,253	137	(81,450)	940
Rental income on operating leases	—	82,280	51,526	—	133,806
Other income	—	31,495	34,643	—	66,138

Total revenues	7,437	385,534	670,315	(229,282)	834,004

EXPENSES
Interest expense:
Interest expense to third parties	48,848	6,838	163,875	—	219,561
Interest expense to affiliates	255	146,665	35,424	(147,832)	34,512

Total interest expense	49,103	153,503	199,299	(147,832)	254,073

Administrative and operating expenses:
Fees charged by affiliates	—	50,591	92,754	(81,450)	61,895
(Benefit) provision for credit losses	—	(563)	45,141	—	44,578
Depreciation of equipment on operating leases	—	65,107	42,729	—	107,836
Other expenses	1	32,999	2,929	—	35,929

Total administrative and operating expenses	1	148,134	183,553	(81,450)	250,238

Total expenses	49,104	301,637	382,852	(229,282)	504,311

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(41,667)	83,897	287,463	—	329,693
Income tax (benefit) provision	(16,327)	33,663	98,776	—	116,112
Equity in income of consolidated subsidiaries accounted for under the equity method	237,276	187,042	—	(424,318)	—

NET INCOME	211,936	237,276	188,687	(424,318)	213,581
Net income attributed to noncontrolling interest	—	—	(1,645)	—	(1,645)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$211,936	$237,276	$187,042	$(424,318)	$211,936

COMPREHENSIVE INCOME	$229,868	$255,208	$204,003	$(457,566)	$231,513
Comprehensive income attributed to noncontrolling interest	—	—	(1,645)	—	(1,645)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$229,868	$255,208	$202,358	$(457,566)	$229,868

	Condensed Balance Sheets as of December 31, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$257,001	$528,912	$—	$785,913
Restricted cash	—	100	727,086	—	727,186
Receivables, less allowance for credit losses	—	1,136,838	9,595,438	—	10,732,276
Retained interests in securitized receivables	—	5,368	8,248	(4,345)	9,271
Affiliated accounts and notes receivable	1,357,013	1,970,680	1,380,472	(4,612,786)	95,379
Equipment on operating leases, net	—	430,599	323,772	—	754,371
Equipment held for sale	—	39,455	7,195	—	46,650
Investments in consolidated subsidiaries accounted for under the equity method	1,462,859	1,740,138	—	(3,202,997)	—
Goodwill and intangible assets	—	86,095	36,130	—	122,225
Other assets	21,765	(14,998)	66,491	—	73,258

TOTAL	$2,841,637	$5,651,276	$12,673,744	$(7,820,128)	$13,346,529

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Short-term debt, including current maturities of long-term debt	$—	$110,557	$4,119,680	$—	$4,230,237
Accounts payable and other accrued liabilities	15,194	1,791,778	1,112,745	(2,472,419)	447,298
Affiliated debt	—	2,146,670	862,074	(2,144,712)	864,032
Long-term debt	1,400,000	139,412	4,782,139	—	6,321,551

Total liabilities	1,415,194	4,188,417	10,876,638	(4,617,131)	11,863,118
Stockholder's equity	1,426,443	1,462,859	1,797,106	(3,202,997)	1,483,411

TOTAL	$2,841,637	$5,651,276	$12,673,744	$(7,820,128)	$13,346,529

	Condensed Statements of Cash Flows for the Year Ended December 31, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$(740,547)	$(1,069,674)	$915,730	$1,421,072	$526,581

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(15,802,666)	(17,733,851)	13,897,290	(19,639,227)
Collections of receivables	—	15,499,698	16,703,466	(13,897,223)	18,305,941
Decrease in restricted cash	—	—	43,589	—	43,589
Purchase of equipment on operating leases, net	—	(118,412)	(91,186)	—	(209,598)
Other investing activities	—	(2,300)	(14)	—	(2,314)

Net cash from (used in) investing activities	—	(423,680)	(1,077,996)	67	(1,501,609)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	(9,453)	1,543,710	(69,879)	(1,421,139)	43,239
Net increase (decrease) in indebtedness	750,000	(99,563)	473,172	—	1,123,609

Net cash from financing activities	740,547	1,444,147	403,293	(1,421,139)	1,166,848

(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	—	(49,207)	241,027	—	191,820
CASH AND CASH EQUIVALENTS:
Beginning of period	—	306,208	287,885	—	594,093

End of period	$—	$257,001	$528,912	$—	$785,913

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$17,089	$221,241	$—	$238,330
Interest and other income from affiliates	—	153,927	346,146	(118,067)	382,006
Servicing fee income	—	72,087	514	(70,854)	1,747
Rental income on operating leases	—	85,346	52,383	—	137,729
Other income	—	29,237	41,950	—	71,187

Total revenues	—	357,686	662,234	(188,921)	830,999

EXPENSES
Interest expense:
Interest expense to third parties	8,184	(755)	216,760	—	224,189
Interest expense to affiliates	190	131,869	30,653	(118,067)	44,645

Total interest expense	8,374	131,114	247,413	(118,067)	268,834

Administrative and operating expenses:
Fees charged by affiliates	—	50,055	83,744	(70,854)	62,945
Provision for credit losses	—	31,463	1,390	—	32,853
Other than temporary impairment	—	30	785	—	815
Depreciation of equipment on operating leases	—	66,279	44,035	—	110,314
Other expenses	1	29,213	6,437	—	35,651

Total administrative and operating expenses	1	177,040	136,391	(70,854)	242,578

Total expenses	8,375	308,154	383,804	(188,921)	511,412

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(8,375)	49,532	278,430	—	319,587
Income tax (benefit) provision	(3,282)	18,830	102,505	—	118,053
Equity in income of consolidated subsidiaries accounted for under the equity method	205,139	174,437	—	(379,576)	—

NET INCOME	200,046	205,139	175,925	(379,576)	201,534
Net income attributed to noncontrolling interest	—	—	(1,488)	—	(1,488)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$200,046	$205,139	$174,437	$(379,576)	$200,046

COMPREHENSIVE INCOME	$183,120	$188,213	$160,064	$(346,789)	$184,608
Comprehensive income attributed to noncontrolling interest	—	—	(1,488)	—	(1,488)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$183,120	$188,213	$158,576	$(346,789)	$183,120

	Condensed Balance Sheets as of December 31, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$306,208	$287,885	$—	$594,093
Restricted cash	—	100	767,259	—	767,359
Receivables, less allowance for credit losses	—	834,392	8,552,157	—	9,386,549
Retained interests in securitized receivables	—	6,464	15,103	(4,278)	17,289
Affiliated accounts and notes receivable	641,566	1,184,507	1,436,347	(3,068,503)	193,917
Equipment on operating leases, net	—	377,294	270,323	—	647,617
Equipment held for sale	—	27,106	5,025	—	32,131
Investments in consolidated subsidiaries accounted for under the equity method	1,203,432	1,567,061	—	(2,770,493)	—
Goodwill and intangible assets	—	84,720	35,369	—	120,089
Other assets	13,588	33,283	95,236	—	142,107

TOTAL	$1,858,586	$4,421,135	$11,464,704	$(5,843,274)	$11,901,151

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Short-term debt, including current maturities of long-term debt	$—	$160,200	$4,635,835	$—	$4,796,035
Accounts payable and other accrued liabilities	6,777	2,265,212	528,047	(2,349,208)	450,828
Affiliated debt	9,453	602,960	930,430	(723,573)	819,270
Long-term debt	650,000	189,331	3,748,442	—	4,587,773

Total liabilities	666,230	3,217,703	9,842,754	(3,072,781)	10,653,906
Stockholder's equity	1,192,356	1,203,432	1,621,950	(2,770,493)	1,247,245

TOTAL	$1,858,586	$4,421,135	$11,464,704	$(5,843,274)	$11,901,151

	Condensed Statements of Cash Flows for the Year Ended December 31, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$(653,183)	$859,941	$235,827	$22,517	$465,102

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(14,454,152)	(15,762,983)	12,180,227	(18,036,908)
Proceeds from sales and collections of receivables	—	14,525,124	14,871,686	(12,179,172)	17,217,638
Purchase of equipment on operating leases, net	—	(84,523)	(63,813)	—	(148,336)
Other investing activities	—	(933)	1,986	—	1,053

Net cash (used in) from investing activities	—	(14,484)	(953,124)	1,055	(966,553)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	3,183	(683,368)	(38,753)	(23,572)	(742,510)
Net increase in indebtedness	650,000	28,832	823,430	—	1,502,262
Dividends to CNH America LLC	—	(85,000)	—	—	(85,000)

Net cash from (used in) financing activities	653,183	(739,536)	784,677	(23,572)	674,752

INCREASE IN CASH AND CASH EQUIVALENTS	—	105,921	67,380	—	173,301
CASH AND CASH EQUIVALENTS:
Beginning of period	—	200,287	220,505	—	420,792

End of period	$—	$306,208	$287,885	$—	$594,093

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2010
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$22,272	$245,279	$—	$267,551
Interest and other income from affiliates	—	153,814	306,906	(84,337)	376,383
Gain on retail notes, wholesale receivables and commercial revolving accounts sold	—	38	—	—	38
Servicing fee income	—	68,145	1,419	(66,224)	3,340
Rental income on operating leases	—	105,844	35,145	—	140,989
Other income	—	30,695	44,555	—	75,250

Total revenues	—	380,808	633,304	(150,561)	863,551

EXPENSES
Interest expense:
Interest expense to third parties	—	20,296	212,152	—	232,448
Interest expense to affiliates	155	121,999	42,767	(84,337)	80,584

Total interest expense	155	142,295	254,919	(84,337)	313,032

Administrative and operating expenses:
Fees charged by affiliates	—	50,613	77,075	(66,224)	61,464
Provision for credit losses	—	70,981	5,413	—	76,394
Other than temporary impairment of retained interests	—	—	4,108	—	4,108
Depreciation of equipment on operating leases	—	87,838	30,010	—	117,848
Other expenses	1	27,208	15,949	—	43,158

Total administrative and operating expenses	1	236,640	132,555	(66,224)	302,972

Total expenses	156	378,935	387,474	(150,561)	616,004

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(156)	1,873	245,830	—	247,547
Income tax (benefit) provision	(62)	1,303	83,826	—	85,067
Equity in income of consolidated subsidiaries accounted for under the equity method	160,713	160,143	—	(320,856)	—

NET INCOME	160,619	160,713	162,004	(320,856)	162,480
Net income attributed to noncontrolling interest	—	—	(1,861)	—	(1,861)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$160,619	$160,713	$160,143	$(320,856)	$160,619

COMPREHENSIVE INCOME	$189,635	$189,729	$188,666	$(376,534)	$191,496
Comprehensive income attributed to noncontrolling interest	—	—	(1,861)	—	(1,861)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$189,635	$189,729	$186,805	$(376,534)	$189,635

	Condensed Statements of Cash Flows for the Year Ended December 31, 2010
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$(155)	$692,810	$(275,287)	$(60,341)	$357,027

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(12,375,373)	(13,766,266)	10,407,997	(15,733,642)
Proceeds from sales and collections of receivables	—	12,318,165	13,545,171	(10,407,997)	15,455,339
Decrease (increase) in restricted cash	—	1,992	(148,340)	—	(146,348)
Purchase (disposal)of equipment on operating leases, net	—	14,365	(145,406)	—	(131,041)
Other investing activities	—	(1,199)	—	—	(1,199)

Net cash from (used in) investing activities	—	(42,050)	(514,841)	—	(556,891)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	155	(314,591)	(220,583)	(20,931)	(555,950)
Net increase in indebtedness	—	4,870	1,068,721	—	1,073,591
Issuance of common stock	—	—	1	(1)	—
Redemption of paid in capital	—	—	(81,273)	81,273	—
Dividends to CNH America LLC	—	(295,000)	—	—	(295,000)

Net cash from (used in) financing activities	155	(604,721)	766,866	60,341	222,641

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	—	46,039	(23,262)	—	22,777
CASH AND CASH EQUIVALENTS:
Beginning of period	—	154,248	243,767	—	398,015

End of period	$—	$200,287	$220,505	$—	$420,792